LEASES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Balance at the beginning	₽ 98	₽ 125
Additions	30
Disposals	(8)
Acquisition of a subsidiary		18
Depreciation expense	(46)	(45)
Balance at the end	74	98
Lease liabilities
Balance at the beginning	(91)	(113)
Additions	(29)
Disposals	9
Acquisition of a subsidiary		(18)
Interest expense	(6)	(9)
Set-off		2
Payments	48	47
Balance at the end	₽ (69)	₽ (91)